Financial liabilities (Details Narrative) $ in Thousands			12 Months Ended
	Aug. 08, 2022 USD ($)	Jul. 17, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 08, 2022 CZK (Kč)	Dec. 31, 2020 USD ($)	Dec. 29, 2020 USD ($)	Dec. 29, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Long-term loan			$ 32,000	$ 71,000		Kč 2,500,000
Cash and cash equivalents	$ 110,000		445,000	677,000	$ 843,000
Interest rate percentage	10.71%					10.71%
Installment payments	$ 4,000
Purchase of computer equipment			$ 2,018,000	144,000
Loan payable description			The Company paid a downpayment of $27 and financed $240 at a 12.21% interest rate per annum with a monthly payment of $8 and $70 at a 13.00% interest rate per annum with a monthly payment of $2. Each loan is for 36 months.
Repayment description			Repayment is to be made in quarterly installments equal to the lesser of 20% of the funding amount or 25% of the prior quarter’s sales.
Sales			$ 0	0
SBA loan [member]
IfrsStatementLineItems [Line Items]
Long-term loan		$ 150,000
Interest rate percentage		3.75%
Monthly payments		$ 700
Western development canada loan [member]
IfrsStatementLineItems [Line Items]
Long-term loan								$ 385,000	$ 494
Loan inception								$ 312,000
Discount rate								6.07%	6.07%
Government grants							$ 73,000
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment			$ 337,000